Organization and Operations - Composition of group (Details)	Dec. 31, 2025 m³
GAS-three Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
Cargo capacity (in cbm)	155,000
GAS-four Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
Cargo capacity (in cbm)	155,000
GAS-five Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
Cargo capacity (in cbm)	155,000
GAS-seven Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
Cargo capacity (in cbm)	155,000
GAS-eight Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
Cargo capacity (in cbm)	155,000
GAS-eleven Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
Cargo capacity (in cbm)	174,000
GAS-twelve Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
Cargo capacity (in cbm)	174,000
GAS-thirteen Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
Cargo capacity (in cbm)	174,000
GAS-fourteen Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
Cargo capacity (in cbm)	174,000
GAS-sixteen Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
Cargo capacity (in cbm)	145,000
GAS-seventeen Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
GAS-nineteen Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
GAS-twenty one Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
GAS-twenty seven Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
Cargo capacity (in cbm)	170,000
GasLog Partners Holdings LLC
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%